================================================================================

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                               SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------
                                 August 31, 2000
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                                       The
                                   Value Line
                                   Tax Exempt
                                   Fund, Inc.


                                     [LOGO]
                                 -------------
                                   VALUE LINE
                                    No-Load
                                     Mutual
                                     Funds

The Value Line Tax Exempt Fund, Inc.

                                                               To Our Value Line
--------------------------------------------------------------------------------

To Our Shareholders:

National Bond Portfolio

The primary objective of the Value Line Tax Exempt National Bond Portfolio is to provide investors with maximum income exempt from federal income taxes, without undue risk to principal. During the six-months ended August 31, 2000, the fund's total return was 6.82% which was higher than the 6.79% for the Lehman Municipal Bond Index. Since its inception in March 1984, the total return for the national bond portfolio, assuming the reinvestment of all dividends over that period, was 234.25%. This is equivalent to an average annual total return of 7.62%. The Fund's SEC yield was 4.85% as of August 31, 2000.

Your fund's management continues to maintain a predominantly high grade portfolio to minimize risk. Over 78% of the Fund's bonds are rated AA or better by the major credit agencies, such as Moody's Investors Service and Standard and Poor's Corporation, 10% are rated A, 8% are rated Baa or BBB, and 4% are not rated. Your management continues to emphasize call protection in order to maintain a high level of tax-free income over time for the shareholder. Specifically, over 25% of the portfolio is invested in non-callable bonds. The fund's highest concentrations of investments are in the insured, housing-revenue, and industrial-revenue sectors respectively.

Money Market Portfolio

The objective of the Tax Exempt Money Market portfolio is to preserve principal by investing in high-quality, tax-exempt short-term securities that have a high degree of liquidity so as to ensure a constant net asset value of $1.00 per share. The portfolio only consists of securities that carry the highest two ratings of the major credit-rating agencies. The annualized yield was 2.84% as of August 31, 2000, which is equivalent to a 4.70% taxable yield for those in the 39.6% tax bracket. The average maturity of the portfolio was 10 days. It is management's intention to maintain a short average maturity until there are no concerns that the Federal Reserve Board will raise interest rates.

Short-term tax-exempt rates, as measured by the Bond Buyer's One-year Note Index, rose from 4.02% on February 24th to 4.20% on August 31st. During this same period of time, the yield on one-year taxable Treasury bills rose from 6.19% to 6.21%. Two increases in the Federal Funds rate by the Federal Reserve Board, totaling 0.75% in the last six-months, have forced short-term interest rates higher.

During the six months ended August 31, 2000, prices of fixed-income securities increased as interest rates declined. Long-term, tax-exempt interest rates, as measured by the Bond Buyer's 40-Bond Index, declined from 6.17% on February 29th to 5.72% on August 31st. During this same period, long-term taxable rates, as measured by the 30-year Treasury bond, dropped from 6.15% to 5.67%. The U.S. government's surplus and the subsequent reduction of its publicly held debt has driven long-term interest rates lower. The U.S. Treasury has reduced this debt by issuing fewer new bonds and buying back long-term bonds in the secondary market. The declining supply and the continued strong demand for Treasury bonds has contributed to the drop in long-term yields.

In addition, the amount of new tax-exempt bonds issued so far this year is 20% below the amount issued in the first eight months of 1999.This decline in supply coupled with the strong demand from individual investors has contributed to the drop in tax-exempt yields. As a result, the rally in the bond market over the past six months has driven interest rates to levels below those of a year earlier. As of August 31st, the Bond Buyer's 40-Bond Index was 5.72% compared to 5.78% a year ago and the 30-year Treasury bond was 5.67% compared to 6.06% a year ago.

Year-to-date, tax-exempt bonds, as measured by the Lehman Municipal Bond Index, have out performed taxable bonds, as measured by the Lehman U.S. Aggregate Bond Index. For the eight months ended August 31st, the Lehman Municipal Bond Index was up 7.56% compared to 6.45% for the Lehman U.S. Aggregate Bond


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2

                                            The Value Line Tax Exempt Fund, Inc.

Tax Exempt Fund Shareholders
--------------------------------------------------------------------------------

Index. The ratio of tax-exempt yields to Treasury yields remains high. Recently, the yield of a triple-A rated 30-year tax-exempt bond was 5.48% which is 95.8% of the 5.72% yield of the 30-year Treasury bond. This high ratio offers investors a great opportunity to benefit from high tax-exempt income.

The municipal bond market is one of the most fragmented and complex sectors of the American capital markets. We believe that most investors seeking tax-free income are best served by a mutual fund, whose advantages include professional management, diversification, liquidity, low transaction costs, accurate record-keeping, automatic reinvestment of dividends, and availability of fund shares in small-dollar amounts. In addition to these features, The Value Line Tax Exempt Fund has the additional advantage of carrying no sales or redemption fees.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

* Investment-grade bonds are rated Baa or higher by Moody's or BBB or higher by Standard & Poor's.

                     Sincerely,

                     /s/ Jean Bernhard Buttner

                     Jean Bernhard Buttner
                     Chairman and President

September 28, 2000

Income from the Portfolio's may be subject to State and Local Taxes and the Alternative Minimum Tax.


Economic Observations

The U.S. economy is now clearly proceeding along a slower growth track as we move through the final months of the year. Evidence of this deceleration in business activity can be found in the most recent figures on manufacturing, retail spending, and employment. Overall, we estimate that GDP growth will average 3.0%, or so, over the balance of the year. Thereafter, we would expect the pace of economic activity to hold at these comparatively restrained levels through 2001, as the succession of interest-rate hikes voted for by the Federal Reserve Board over the past year and a half continues to have the hoped-for effect of stabilizing the economy at comfortably lower growth levels.

Inflationary pressures, meanwhile, continue to be held in check for the most part, with sustained increases in productivity and ongoing technological innovations being at least partially responsible for this comparative pricing stability. Nevertheless, a moderate increase in cost pressures could still evolve over the next few quarters, particularly if energy prices continue their uncontrolled ascent for several months and the aforementioned moderation in economic growth fails to continue into 2001, two events that we do not currently expect to take place.

Meanwhile, the Federal Reserve, taking note of the current slower pace of business activity and the comparatively muted inflation figures, is likely to maintain a relatively stable monetary stance over the next several quarters. Indeed, should oil prices reverse course and move back down to the $25-$30-a-barrel level, as seems logical given the expected moderation in underlying demand, it is conceivable that the central bank's next move could be to lower interest rates sometime next year.


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                                                                               3

The Value Line Tax Exempt Fund, Inc.

--------------------------------------------------------------------------------

Performance Data:*

                                 National Bond Portfolio
                                 Average      Growth of
                                 Annual      an Assumed
                                  Total      Investement
                                 Return      of $10,000
                                 -------     ----------

 1 year ended 6/30/00..........     .92%       $10,092
 5 years ended 6/30/00.........    4.78%       $12,630
10 years ended 6/30/00.........    6.04%       $17,971


                                    Money Market Portfolio
                                    Average     Growth of
                                    Annual      an Assumed
                                     Total      Investement
                                    Return      of $10,000
                                    -------     -----------

 1 year ended 6/30/00.............    2.65%       $10,265
 5 years ended 6/30/00............    2.57%       $11,351
10 years ended 6/30/00............    2.73%       $13,087


*The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 includes dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost. The average annual total returns for the one-year, five-year, and ten-year periods ended August 31, 2000, for the National Bond Portfolio and the Money Market Portfolio were 5.59%, 5.04%, and 6.40% and 2.72%. 2.56% and 2.68%, respectively.


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4

                                            The Value Line Tax Exempt Fund, Inc.

Schedule of Investments                              August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                        National Bond Portfolio                                      Rating             Value
--------------------------------------------------------------------------------------------------------------------------
LONG-TERM MUNICIPAL SECURITIES (94.9%)

               Alabama (.8%)
  $1,250,000   Colbert County-Northwest, Health Care Authority, Hospital Revenue
                 Refunding, Helen Keller Hospital, 8.75%, 6/1/09.............................   Baa           $  1,289,300

               Alaska (7.8%)
   3,115,000   Energy Authority, Power Revenue Refunding, Bradley Lake,
                 Third Ser., 6.00%, 7/1/14  .................................................   Aaa              3,342,457
               Housing Finance Corp.:
   1,490,000     Collateralized Veteran's Mortgage Revenue, 1st Ser., 6.00%, 6/1/15. ........   Aaa              1,535,296
   3,500,000     General Mortgage Revenue, Ser. A, 6.00%, 6/1/49 ............................   Aaa              3,514,210
   1,930,000     Mortgage Revenue, Refunding, Ser. A-1, 5.50%, 12/1/17.......................   Aaa              1,910,758
   2,145,000   Valdez, Marine Terminal Revenue, Refunding BP Pipeline Inc. Project,
                 Ser. B, 5.50%, 10/1/28......................................................   AA*              2,048,496
                                                                                                              ------------
                                                                                                                12,351,217

               Arizona (7.4%)
   4,800,000   Greenlee County, Industrial Development Authority, Pollution
                 Control Revenue, Refunding, Phelps Dodge Corp.
                 Project, 5.45%, 6/1/09 .....................................................   A                4,720,032
               Maricopa County, Industrial Development Authority:
   3,355,000   Multi-Family Housing, Multi-Family Housing Revenue,
                 Ser. A, 5.10%, 1/1/33.......................................................   Aaa              2,995,713
   3,895,000   Single-Family Housing, Single-Family Housing Revenue,
                 Ser. B, 6.20%, 12/1/30......................................................   Aaa              4,016,173
                                                                                                              ------------
                                                                                                                11,731,918

               California (1.1%)
   1,755,000   Pleasant Hill, Redevelopment Agency, Residential Mortgage Revenue,
                 Refunding, 5.75%, 8/1/11....................................................   AA*              1,749,279

               Colorado (3.0%)
   3,880,000   Denver, City & County, Single Family Mortgage Revenue,
                 7.00%, 8/1/10+..............................................................   Aaa              4,296,169
     500,000   Housing Finance Corp., Single Family Housing Revenue, Ser.,
                 D-3, 5.15%, 4/1/11++........................................................   Aa2                500,020
                                                                                                              ------------
                                                                                                                 4,796,189

               Florida (1.1%)
   1,640,000   Miami-Dade County, Housing Finance Authority Revenue, Home
                 Ownership Mortgage, Ser. A-1, 6%, 10/1/32...................................   Aaa              1,688,183


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                                                                               5

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Principal
    Amount                        National Bond Portfolio                                      Rating             Value
--------------------------------------------------------------------------------------------------------------------------
               Hawaii (2.6%)
  $4,000,000   Department of Budget and Finance, Special Purpose Mortgage Revenue,
                 Kapiolani Health Care System, 6.40%, 7/1/13.................................   Aaa            $ 4,188,880

               Illinois (6.5%)
               Chicago:
   2,380,000   Metropolitan Housing Development Corp. Mortgage Revenue,
                 Housing Development, Refunding, Ser. A, 6.85%, 7/1/22.......................   AA*              2,476,033
   1,490,000   Single Family Mortgage Revenue, Collateralized,
                 Ser. C-1, 6.30%, 9/1/29.....................................................   Aaa              1,557,363
     960,000   Development Finance Authority, Pollution Control Revenue,
                 Commonwealth Edison Project, 5.85%, 1/15/14.................................   AAA*             1,019,530
   2,000,000   Development Finance Authority, Solid Waste Disposal Revenue,
                 Waste Management Inc. Project, 5.05%, 1/1/10................................   Ba1              1,754,560
   3,000,000   Metropolitan Pier & Exposition Authority, Hospitality Facilities Revenue,
                 McCormick Place Convention Center, 7.00%, 7/1/26............................   Aaa              3,573,570
                                                                                                              ------------
                                                                                                                10,381,056

               Indiana (2.3%)
   3,000,000   Office Building Commission, Capital Complex, Revenue,
                 Ser. B, 7.40%, 7/1/15.......................................................   Aaa              3,662,880

               Iowa (2.4%)
   3,380,000   Muscatine, Electric Revenue, 6.70%, 1/1/13....................................   Aaa              3,764,644

               Kentucky (1.3%)
   2,000,000   Housing Corp., Housing Revenue, Ser., B, 5.40%, 7/1/14........................   Aaa              2,003,520

               Louisiana (1.3%)
   1,900,000   Local Government Environmental Facilities and Community
                 Development Authority, Revenue, Capital Projects & Equipment
                 Acquisition, A, 6.30%, 7/1/30...............................................   Aaa              2,106,435

               Maine (2.5%)
   4,000,000   Housing Authority, Mortgage Purchase Revenue, Ser., D-1,
                 5 1/4%, 11/15/15............................................................   Aa2              3,980,200

               Maryland (1.0%)
   1,605,000   Northeast Waste Disposal Authority, Solid Waste Revenue,
                 Montgomery County Project A, 6.30%, 7/1/16..................................   A2               1,652,669

               Massachusetts (2.9%)
   4,500,000   State Devolpment Finance Agency, Revenue, Boston University,
                 Ser. P, 6.00%, 5/15/59......................................................   A3               4,566,375


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6

                                            The Value Line Tax Exempt Fund, Inc.

                                                     August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                        National Bond Portfolio                                      Rating             Value
--------------------------------------------------------------------------------------------------------------------------
               Michigan (2.5%)
  $2,000,000   Housing Development Authority,Single Family Mortgage Revenue,
                 Ser. C, 5.95%, 12/1/14......................................................   AA*            $ 2,011,460
   1,995,000   Industrial Pollution Control Revenue, Northern Industrial Public
                 Services Co., Project, 5.70%, 10/1/03.......................................   A                1,996,495
                                                                                                              ------------
                                                                                                                 4,007,955

               Mississippi (.6%)
   1,000,000   Home Corporation, Single Family Revenue, AMT, Mortgage, Ser. A-2%,
                 5.45%, 6/1/24++.............................................................   Aaa              1,000,300

               Nebraska (.5%)
     755,000   Investment Finance Authority, Single Family Mortgage Revenue,
                 Ser. A, 5.977%, 11/27/16....................................................   Aaa                756,027

               New York (2.3%)
   1,000,000   Dormitory Authority, Montefiore Medical Center, FHA-Insured
                 Mortgage Hospital Revenue, Series 2000, 5.8%, 8/1/30........................   Aa2              1,003,530
   2,505,000   Medical Care Facilities Finance Agency, Hospital and Nursing Home,
                 Insured Mortgage, Ser. D, 6.35%, 2/15/12 ...................................   Aa2              2,664,293
                                                                                                              ------------
                                                                                                                 3,667,823

               North Dakota (.7%)
   1,140,000   Housing Finance Agency, Housing Finance Program, Home Mortgage
                 Finance Program 2000 Series A, Refunding, 6.20%, 7/1/14.....................   Aa3              1,185,999

               Ohio (1.3%)
   2,000,000   Housing Finance Agency Residential Mortgage Revenue, 2000 Series F,
                 5 5/8%, 9/1/16..............................................................   Aaa              2,020,340

               Oregon (3.5%)
               Klamath Falls, Senior Lien Electric Revenue Refunding, Klamath Cogen:
   3,000,000     5.50%,1/1/07................................................................   NR               2,840,010
   2,900,000     5.75%,1/1/13 ...............................................................   NR               2,661,795
                                                                                                              ------------
                                                                                                                 5,501,805

               Pennsylvania (1.9%)
   1,055,000   Allegheny County Residential Finance Authority, Single Family Mortgage
                 Revenue and Refunding, 1993 Series W, 4 7/8%, 11/1/14.......................   Aaa              1,049,809
   2,000,000   Carbon County Industrial Development Authority, Resource Recovery
                 Revenue Refunding, 2000 Series, (Panther Creek Partners Project),
                 6.65%, 5/1/10...............................................................   BBB              2,026,340
                                                                                                              ------------
                                                                                                                 3,076,149


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                                                                               7

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Principal
    Amount                        National Bond Portfolio                                      Rating             Value
--------------------------------------------------------------------------------------------------------------------------
               Rhode Island (1.3%)
  $2,000,000   Economic Development Corp., Revenue Note Obligations (Providence
                 Place Mall Project), Senior Obligation Series, 6 1/8%, 7/1/20...............   AA*            $ 2,021,620
     120,000   Housing and Mortgage Finance Corp., Homeownership Opportunity,
                 Ser. 3-A, 7.80%, 10/1/10....................................................   Aa2                122,528
                                                                                                              ------------
                                                                                                                 2,144,148
               South Carolina (2.9%)
   1,350,000   Piedmont Municipal Power Agency, Electric Revenue,
                 Refunding, 6.75%, 1/1/19....................................................   Aaa              1,558,575
   1,000,000   Piedmont Municipal Power Agency, Electric Revenue,
                 Refining 6.25%, 10/1/21.....................................................   Aaa              1,097,510
   1,995,000   Three Rivers Solid Waste Authority, Solid Waste Disposal Facilities
                 Revenue, Series 1997, 5.30%, 1/1/27.........................................   Aaa              1,891,898
                                                                                                              ------------
                                                                                                                 4,547,983
               South Dakota (2.6%)
     970,000   Housing Development Authority, Homeownership Mortgage, Ser. A,
                 5.40%, 5/1/14...............................................................   Aa1                973,065
     985,000   Housing Development Authority, Homeownership Mortgage, Ser. B,
                 Remarketable, 5.25%, 5/1/17.................................................   Aa1                946,851
   2,000,000   Housing Development Authority, Homeownership Mortgage, 2000 Ser. E,
                 6 1/4%, 5/1/21..............................................................   Aa1              2,055,260
                                                                                                              ------------
                                                                                                                 3,975,176
               Texas (21.1%)
   2,330,000   Austin, Hotel Occupancy Tax Revenue, Refunding, 5.625%, 11/15/19..............   Aaa              2,348,920
   1,500,000   Bexar County Housing Finance Corp.  Multi-Family Revenue,
                 Dymaxion & Marrach Park Apts. Series 2000A, 5.95%, 8/1/20...................   Aaa              1,508,820
   3,000,000   Brazos River Authority, Pollution Control Revenue, Refunding,
                 Utilities Electric Co., Ser. C, 5.55%, 6/1/30...............................   Baa1             2,691,570
   5,025,000   Brownsville, Utility Systems Priority Revenue, Refunding Ser. 1992,
                 6.25%, 9/1/14...............................................................   Aaa              5,534,585
   5,065,000   Harris County Hospital District, Revenue Refunding, Series 1990,
                 7.40%, 2/15/10..............................................................   Aaa              5,785,547
   3,000,000   Lubbock, Housing Finance Corp., Single Family Mortgage Revenue,
                 Refunding, Ser. A, 8.00%, 10/1/21...........................................   AAA*             3,925,770
   3,000,000   Matagorda County Navigation District No. 1, Revenue Refunding,
                 (Reliant Energy Project), Ser. 1999B, 5.95%, 5/1/30.........................   Baa1             2,749,080
   1,865,000   Midlothian Water Distributors, General Obligation Unlimited,
                 5 1/4%, 9/1/14++............................................................   Aaa              1,852,225
     700,000   Travis County, Health Facilities Development Corp., Hospital Revenue,
                 Daughters of Charity, 5.90%, 11/15/07.......................................   Aa                 738,388
   6,025,000   Tyler Health Facilities Development Corp., Hospital Revenue,
                 East Texas Medical Center, Ser. 1997D, 5.375%, 11/1/27......................   Aaa              5,725,317
     705,000   Veterans' Housing Assistance Program, (General Obligation),
                 5.4%, 12/1/14...............................................................   Aa1                701,200
                                                                                                              ------------
                                                                                                                33,561,422


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8

                                            The Value Line Tax Exempt Fund, Inc.

                                                     August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                        National Bond Portfolio                                      Rating             Value
--------------------------------------------------------------------------------------------------------------------------
               Utah (.7%)
               Housing Finance Agency, Single Family Mortgage:
  $1,100,000     1999 Ser. F-2 Class 1, 5.875%, 7/1/29.......................................   Aaa            $ 1,112,551

               Vermont (2.5%)
   4,050,000   Educational & Health Buildings Finance Agency, Revenue, Middlebury
                 College Project, 5.00%, 11/1/38.............................................   Aa3              3,616,245
     305,000   Public Power Supply Authority, Revenue, McNeil Project,
                 Ser. C, 5%, 7/1/15..........................................................   Aaa                295,661
                                                                                                              ------------
                                                                                                                 3,911,906

               Virginia (1.2%)
   1,980,000   Pocahontas Parkway Association, Route 895 Connector, Toll Road
                 Revenue, Ser. A, 5.25%, 8/15/09.............................................   Baa3             1,846,984

               Wisconsin (5.3%)
               Health and Educational Facilities Authority, Revenue,
                 (Aurora Health Care Inc.);
   2,000,000     Ser. 1997, 5.25%, 8/15/17...................................................   Aaa              1,926,060
   4,050,000     Ser. 1999A, 5.60%, 2/15/29..................................................   A-*              3,408,480
   3,080,000   Housing and Economic Development Authority, Housing Revenue,
                 Refunding, Ser. C, 5.80%, 11/1/13...........................................   Aaa              3,124,136
                                                                                                              ------------
                                                                                                                 8,458,676
                                                                                                              ------------
               TOTAL LONG-TERM MUNICIPAL SECURITIES
                 (Cost $150,387,881) ........................................................                  150,687,989
                                                                                                              ------------


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                                                                               9

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Principal
    Amount                        National Bond Portfolio                                      Rating             Value
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (5.2%)
  $2,500,000   Louisville and Jefferson County Regional Airport Authority Special
                 Facilities Revenue, Worldwide Forwarding Project, 4.35%, 1/1/29.............   VMIG-1(1)      $ 2,500,000
   1,700,000   Maricopa County, Arizona, Pollution Control Revenue, Arizona Public
                 Service Co., Ser. D, 4.25%, 5/1/29..........................................   P1-1 (1)         1,700,000
   2,500,000   New York City Municipal Water Finance Authority, Water & Sewer
                 System Revenue, Ser. C, 4.15%, 6/15/23......................................   VM1G-1(1)        2,500,000
   1,500,000   Port Authority, Texas Industrial Development Corp. Pollution Control
                 Revenue, American Petrofina Inc., 4.30%, 5/1/03.............................   P-1 (1)          1,500,000
                                                                                                              ------------

               TOTAL SHORT-TERM MUNICIPAL SECURITIES
                 (Cost $8,200,000)  .........................................................                    8,200,000
                                                                                                              ------------
               TOTAL MUNICIPAL SECURITIES (100.1%)
                 (Cost $158,587,881)  .......................................................                  158,887,989
               LIABILITIES LESS CASH AND OTHER ASSETS (-.1%) ................................                     (251,165)
                                                                                                              ------------
               NET ASSETS (100.0%) ..........................................................                 $158,636,824
                                                                                                              ============
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                 PER OUTSTANDING SHARE ......................................................                     $ 10.20
                                                                                                              ============

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

(1) Variable rate notes are considered short-term obligations. Interest rates change every day. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 2000.

 + A portion of this security has been segregated as collateral for when issued securities. This collateral has a market value of $4,207,588.

++   When issued security.

See Notes to Financial Statements.


--------------------------------------------------------------------------------
10

                                            The Value Line Tax Exempt Fund, Inc.

                                                     August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                        Money Market Portfolio                                      Rating             Value
------------------------------------------------------------------------------------------------------------------------
SHORT-TERM MUNICIPAL SECURITIES (94.5%)

               Alabama (3.8%)
   $ 500,000   500,000 Industrial Development Authority Solid Waste Disposal Revenue,
                  Tuscaloosa Steel Corp.  Project, 4.25%, 9/1/20...........................    Aaa(2)        $   500,000

               Alaska (3.8%)
     500,000   Housing Finance Corp., State Capital Project, 1999 Ser. B,
                  4.00%, 12/1/00 ..........................................................    Aaa               500,000

               Arizona (3.8%)
     500,000   Maricopa County, Pollution Control Revenue, Refunding, Arizona
                  Public Service Co., 1994 Ser B, 4.30%, 5/1/29............................    P-1(1)            500,000

               California (5.2%)
     700,000   Higher Education Loan Authority, Incoming Student Loan Revenue,
                  Ser. A, 4.30%, 6/1/01 ...................................................    VMIG-(1)          700,000

               Colorado (3.8%)
     500,000   Housing Finance Authority, Refunding, Multifamily, Greenwood
                  Point, Ser. D, 4.25%, 10/15/16  .........................................    A1+*(2)           500,000

               District of Columbia (4.5%)
     600,000   General Obligation, Refunding, Ser. 1992A-1, 4.35%, 10/1/07.................    VMIG-1(1)         600,000

               Florida (4.5%)
     600,000   Dade County Health Facilities Authority, Hospital Revenue Miami
                  Children's Hospital Project, 4.30%, 9/1/25...............................    Aaa(2)            600,000

               Georgia (4.5%)
     600,000   Hapeville, Development Authority, Adjustable Tender Industrial
                  Development Revenue, (Hapeville Hotel Ltd.), 4.25% 11/1/15...............    P-1(1)            600,000

               Illinois (17.6%)
     250,000   Chicago, Metropolitan Water, Reclamation District, 4.20%, 12/1/00...........    Aa1               250,090
     500,000   Development Financing Authority Revenue, Glenwood School for Boys,
                  4.20%, 2/1/33............................................................    AA-(2)            500,000
     500,000   Educational Facilities Authority, Revenue, Northwestern Project,
                  4.25%, 12/1/25...........................................................    VMIG-1(2)         500,000
     600,000   Village of Schaumburg, General Obligation Variable Rate Demand,
                  Series 2000B, 4.25%, 5/12/15.............................................    VMIG-1(2)         600,000
     500,000   Village of South Barrington, Cook County, General Obligation Varable Rate
                  Demand, Series 1998, 4.20%, 12/1/27......................................    AA-*(2)           500,000
                                                                                                             -----------
                                                                                                               2,350,090


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

   Principal
    Amount                        Money Market Portfolio                                      Rating             Value
------------------------------------------------------------------------------------------------------------------------
               Indiana (4.5%)
   $ 600,000   Health Facilities Financing Authority Revenue, Ascension Health Credit,
                  Ser. B, 4.60%, 11/15/39..................................................    Aa2(2)        $   600,000

               Kentucky (2.2%)
     300,000   Louisville and Jefferson County, Regional Airport Authority, Special
                  Facilities Revenue 4.35%, 1/1/29.........................................    AAA*(1)           300,000

               Louisiana (8.2%)
     500,000   Public Facilities Authority Revenue, Industrial Development,
                  Kenner Hotel Limited Project, 4.25%, 12/01/15............................    Aa3(1)            500,000
     600,000   Saint Charles Parish, Pollution Control Revenue, (Shell Oil Co. Project),
                  Ser. 1992A, 4.45%, 10/1/22...............................................    VMIG-1(1)         600,000
                                                                                                             -----------
                                                                                                               1,100,000

               Massachusetts (4.5%)
     600,000   State Health and Educational Facilities Authority Revenue,
                  Bentley College issue K, 7.50%, 7/1/30...................................    AA*(2)            600,000

               New York (1.5%)
     200,000   New York City, General Obligations, Subser B-2, 4.15%, 8/15/03..............    VMIG-1(1)         200,000

               South Carolina (4.5%)
     600,000   Berkley County, Exempt Facilities, Industrial Revenue, Amoco
                  Chemical Co. Project, 4.45%, 4/1/27......................................    A1+*(1)           600,000

               Tennessee (4.9%)
     650,000   Rutherford County Industrial Development Board, Industrial Development
                  Revenue, Series 1994, (Square D Co. Project), 4.20%.  4/1/17.............    AA-*(2)           650,000

               Texas (9.0%)
               Harris County:
     600,000   Health Facilities Development Corp., Revenue, Texas Childrens Hospital,
                  4.30%, 10/1/29...........................................................    VMIG-1(2)         600,000
     600,000   Trinity River Authority, Pollution Control Revenue, Texas Utilities
                  Electric Co. Project, Ser. A, 4.45%, 3/1/26..............................    VMIG-1(1)         600,000
                                                                                                             -----------
                                                                                                               1,200,000

               Utah (3.7%)
     500,000   Emery County, Pollution Control Revenue, Refunding, Pacificorp Project,
                  4.30%, 11/1/24...........................................................    VMIG-1(1)         500,000
                                                                                                             -----------


--------------------------------------------------------------------------------
12

                                            The Value Line Tax Exempt Fund, Inc.

                                                     August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

   Principal
    Amount                        Money Market Portfolio                                      Rating             Value
------------------------------------------------------------------------------------------------------------------------
               TOTAL SHORT-TERM MUNICIPAL SECURITIES (94.5%)
                  (Cost $12,600,090) ......................................................                  $12,600,090

               CASH AND OTHER ASSETS IN EXCESS OF
                  LIABILITIES (5.5%) ......................................................                      736,138
                                                                                                             -----------

               NET ASSETS (100.0%) ........................................................                  $13,336,228
                                                                                                             ===========

               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE,
                  PER OUTSTANDING SHARE ...................................................                        $1.00
                                                                                                             ===========

Rated by Moody's Investors Service except for those marked by an asterisk (*) which are rated by Standard & Poor's.

Variable rate notes are considered short-term obligations. Interest rates change periodically every (1) 1 day (2) 7 days. These securities are payable on demand on interest rate refix dates and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of August 31, 2000.

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Statement of Assets and Liabilities
at August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                             Portfolio
                                                     --------------------------
                                                      National          Money
                                                        Bond            Market
                                                     --------------------------
                                                           (In thousands
                                                         except per share
                                                              amount)
Assets:
Investment securities at value
  (Cost $158,588 and
  amortized cost $12,600) ....................       $ 158,888        $  12,600
Cash .........................................             604              (31)
Receivable for securities sold ...............             300              600
Interest Receivable ..........................           1,937               78
Receivable for Trust shares sold .............             690              140
                                                     ---------        ---------
      Total Assets ...........................         162,419           13,387
                                                     ---------        ---------
Liabilities:
Payable for securities
  purchased ..................................           3,362               --
Dividends payable to
  shareholders ...............................             200               --
Payable for Trust shares
  repurchased ................................              --                9
Accrued expenses:
  Advisory fee ...............................              66                6
  Other ......................................             154               36
                                                     ---------        ---------
      Total Liabilities ......................           3,782               51
                                                     ---------        ---------
Net Assets ...................................       $ 158,637        $  13,336
                                                     =========        =========
Net Assets:
Capital stock at $.01 par value
  (Authorized 65,000,000 shares
  and 125,000,000 shares
  respectively; outstanding
  15,548,685 shares and
  13,374,032 shares,
  respectively) ..............................       $     155        $     134
Additional paid-in capital ...................         163,277           13,212
Accumulated net realized loss
  on investments .............................          (5,095)             (10)
Net unrealized appreciation of
  investments ................................             300               --
                                                     ---------        ---------
Net Assets ...................................       $ 158,637        $  13,336
                                                     =========        =========
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share ..........................       $   10.20        $    1.00
                                                     =========        =========

Statement of Operations
for the Six Months Ended August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                              Portfolio
                                                      -------------------------
                                                      National           Money
                                                        Bond             Market
                                                      -------------------------
                                                            (In thousands)
Investment Income:
Interest .....................................        $  4,374         $    275
                                                      --------         --------
Expenses:
Advisory fee .................................             381               33
Service and distribution
  plan fee ...................................              65                6
Transfer agent fees ..........................              39               12
Audit and legal fees .........................              14               10
Printing and stationery ......................              17                6
Registration and filing fees .................              12               11
Custodian fees ...............................              12                1
Postage ......................................               7                2
Directors' fees and expenses .................               4                4
Other ........................................              31                9
                                                      --------         --------
      Total expenses before fees
        waived and custody
        credits ..............................             582               94
      Less: service and
        distribution plan fee
        waived ...............................              --               (6)
      Less: custody credits ..................              (7)              (1)
                                                      --------         --------
      Net Expenses ...........................             575               87
                                                      --------         --------
Net Investment Income ........................           3,799              188
                                                      --------         --------
Net Realized and Unrealized
  Gain (Loss) on Investments:
  Net Realized Loss ..........................             (73)              --
  Change in Unrealized
    Appreciation
    (Depreciation) ...........................           6,362               --
                                                      --------         --------
Net Realized Loss and Change
  in Unrealized Appreciation
  (Depreciation) on
  Investments ................................           6,289               --
                                                      --------         --------
Net Increase in Net
  Assets from Operations .....................        $ 10,088         $    188
                                                      ========         ========

See Notes to Financial Statements.

--------------------------------------------------------------------------------
14

                                            The Value Line Tax Exempt Fund, Inc.

Statement of Changes in Net Assets
for the Six Months Ended August 31, 2000 (unaudited),
and the Year Ended February 29, 2000
--------------------------------------------------------------------------------

                                                                              National Bond                    Money Market
                                                                                Portfolio                        Portfolio
                                                                       ------------------------------------------------------------
                                                                       Six  Months          Year         Six Months         Year
                                                                          Ended            Ended           Ended            Ended
                                                                        August 31,      February 29,     August 31,     February 29,
                                                                           2000             2000            2000            2000
                                                                       ------------------------------------------------------------
                                                                                               (In thousands)
Operations:
  Net investment income ........................................       $   3,799        $   7,960        $     188        $     340
  Net realized loss on investments .............................             (73)          (5,005)              --               --
  Change in unrealized appreciation (depreciation) .............           6,362          (10,525)              --               --
                                                                       ------------------------------------------------------------
  Net increse (decrease) in net assets from operations .........          10,088           (7,570)             188              340
                                                                       ------------------------------------------------------------

Distributions to Shareholders:
  Net investment income ........................................          (3,799)          (8,009)            (188)            (341)
  Net realized gains ...........................................              --             (941)              --               --
                                                                       ------------------------------------------------------------
  Net decrease in net assets from distributions ................          (3,799)          (8,950)            (188)            (341)
                                                                       ------------------------------------------------------------

Capital Share Transactions:
  Net proceeds from sale of shares .............................          17,355           13,685            6,573            7,406
  Net proceeds from reinvestment of
    distributions to shareholders ..............................           2,507            5,923              188              341
  Cost of shares repurchased ...................................         (18,028)         (34,591)          (6,881)          (9,546)
                                                                       ------------------------------------------------------------
  Net increase (decrease) in net assets from capital
    share transactions .........................................           1,834          (14,983)            (120)          (1,799)
                                                                       ------------------------------------------------------------
Total Increase (Decrease) in Net Assets ........................           8,123          (31,503)            (120)          (1,800)

Net Assets:
  Beginning of period ..........................................         150,514          182,017           13,456           15,256
                                                                       ------------------------------------------------------------
  End of period ................................................       $ 158,637        $ 150,514        $  13,336        $  13,456
                                                                       ============================================================

Undistributed Net Investment Income
  at end of period .............................................       $      --        $      --        $      --        $      --
                                                                       ============================================================

See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Value Line Tax Exempt Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company, comprised of the National Bond (formerly the
High-Yield  Portfolio)  and Money  Market  Portfolios.  The  primary  investment objective of the National Bond Portfolio is to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal by investing primarily in investment-grade municipal securities. The primary objective of the Money Market Portfolio is to preserve principal and provide income by investing in high-quality, tax-exempt money market instruments. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic or political developments in a specific state or region. The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation: National Bond Portfolio -- The investments are valued each business day by an independent pricing service (the "Service") approved by the Board of Directors. Investments for which quoted bid prices in the judgment of the Service are readily available and are representative of the bid side of the market are valued at quotations obtained by the Service from dealers in such securities. Other investments (which constitute a majority of the portfolio securities) are valued by the Service, based on methods that include consideration of yields or prices of municipal securities of comparable quality, coupon, maturity, and type; indications as to values from dealers; and general market conditions. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value. Other assets and securities for which no quotations are readily available will be valued in good faith at their fair value using methods determined by the Board of Directors.

Money Market Portfolio -- Securities are valued on the basis of amortized cost, which approximates market value and does not take into account unrealized capital gains or losses. This involves valuing an instrument at cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The valuation of securities based upon their amortized cost is permitted by Rule 2a-7 under the Investment Company Act of 1940. The rule requires that the Portfolio maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments that have remaining maturities of 13 months or less only, and invest only in securities determined by the Board of Directors to be of good quality, with minimal credit risks. The Directors have established procedures designed to achieve these objectives.

(B) Distributions: It is the policy of the Fund to declare dividends daily from net investment income. In the Money Market Portfolio, dividends are automatically reinvested each day in additional shares. Dividends credited to a shareholder's account in the National Bond Portfolio are paid monthly. Income earned by the Fund on weekends, holidays, and other days on which the Fund is closed for business is declared as a dividend on the next day on which the Fund is open for business. The Fund expects to distribute any net realized capital gains in either Portfolio at least annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassification.


--------------------------------------------------------------------------------
16

                                            The Value Line Tax Exempt Fund, Inc.

                                                     August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

(C) Federal Income Taxes: It is the policy of the Fund to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to distribute all of its investment income and capital gains to its shareholders. Therefore, no provision for federal income tax or excise tax is required.

(D) Investments: Securities transactions are recorded on a trade-date basis. Realized gains and losses from securities transactions are recorded on the identified-cost basis. Interest income, adjusted for amortization of premium and accretion of original-issue discounts, in accordance with federal income-tax regulations, is earned from settlement date and recognized on the accrual basis. Additionally, the Fund recognizes market discount when the securities are disposed. Securities purchased or sold on when-issued or delayed-delivery basis may be settled a month or more after the trade date.

(E) Expenses: Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses that are applicable to both Portfolios are allocated between them.

2. Capital Share Transactions

Transactions in capital stock were as follows:

                                                              National Bond
                                                                Portfolio
                                                          ---------------------
                                                             Six
                                                            Months        Year
                                                            Ended         Ended
                                                          August 31,    February
                                                             2000          29,
                                                          (unaudited)     2000
                                                          ---------------------
                                                              (in thousands)

Shares sold ....................................          1,741           1,344
Shares issued to shareholders in
  reinvestment of distributions ................            251             582
                                                          ---------------------
                                                          1,992           1,926
Shares repurchased .............................         (1,818)         (3,403)
                                                          ---------------------
Net increase (decrease) ........................            174          (1,477)
                                                          =====================


                                                               Money Market
                                                                Portfolio
                                                          ---------------------
                                                             Six
                                                            Months        Year
                                                            Ended         Ended
                                                          August 31,    February
                                                             2000          29,
                                                          (unaudited)     2000
                                                          ---------------------
                                                              (in thousands)

Shares sold ....................................          6,573           7,406
Shares issued to shareholders in
  reinvestment of distributions ................            188             341
                                                          ---------------------
                                                          6,761           7,747
Shares repurchased .............................         (6,881)         (9,546)
                                                          ---------------------
Net decrease ...................................           (120)         (1,799)
                                                          =====================

3. Purchases and Sales of Securities

Purchases and sales of municipal securities were as follows:

                                                       National Bond
                                                         Portfolio
                                                      ---------------
                                                         Six Months
                                                           Ended
                                                      August 31, 2000
                                                        (unaudited)
                                                      ---------------
                                                       (in thousands)
PURCHASES:
Long-term obligations ............................        $47,416
Short-term obligations ...........................         19,700
                                                          -------
                                                          $67,116
                                                          =======
MATURITIES OR SALES:
Long-term obligations ............................        $17,500
Short-term obligations ...........................         47,935
                                                          -------
                                                          $65,435
                                                          =======


                                                        Money Market
                                                         Portfolio
                                                      ---------------
                                                         Six Months
                                                           Ended
                                                      August 31, 2000
                                                        (unaudited)
                                                      ---------------
                                                       (in thousands)
PURCHASES:
Municipal short-term obligations .................        $11,249
                                                          -------
MATURITIES OR SALES:
Municipal short-term obligations .................        $11,987
                                                          =======

--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Notes to Financial Statements                        August 31, 2000 (unaudited)
--------------------------------------------------------------------------------

At August 31, 2000, the aggregate cost of investments for federal income-tax purposes was $158,590,109 for the National Bond Portfolio and $12,600,090 for the Money Market Portfolio.

The aggregate appreciation and depreciation of investments in the National Bond Portfolio at August 31, 2000, based on a comparison of investment values and their costs for federal income-tax purposes, was $2,735,485 and $2,435,377, respectively, resulting in a net unrealized appreciation of $300,108. There was no unrealized appreciation or depreciation in the Money Market Portfolio.

At February 29, 2000, for federal income-tax purposes the National Bond Portfolio had a capital-loss carryover of approximately $4,285,227 which will expire in 2008, and the Money Market Portfolio had a capital-loss carryover of $10, 140 of which $998 will expire in 2004, $1,285 in 2005, $2,067 in 2006 and
$5,267 in 2007 and $523 in 2008. To the extent future capital gains are offset by such capital losses, the Portfolios do not anticipate distributing any such gains to shareholders.

For the year ended February 29, 2000 permanent book tax differences due to the expiration of capital-loss carryovers of $27,649 in the Money Market Portfolio were reclassified from accumulated net realized loss on investments to additional paid-in-capital.

The National Bond Portfolio elected to defer post October capital losses of $470,486.

4 Investment Advisory Contract and Transactions With Affiliates

An advisory fee of $380,941 and $33,318 was paid or payable by the National Bond Portfolio and the Money Market Portfolio, respectively, to Value Line, Inc. (the "Adviser") for the six months ended August 31, 2000. This was computed at an annual rate of .50% of the average daily net assets of the portfolios of the Fund. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses of its organization and operation.

For the six months ended August 31, 2000, the Fund's expenses were reduced by $6,983 and $1,053 for the National Bond Portfolio and Money Market Portfolio, respectively, under a custody credit arrangement with the custodian.

At a special meeting of shareholders held on June 15, 2000, the shareholders approved the adoption of a Service and Distribution Plan (the "Plan") effective July 1, 2000. The Plan, adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, provides for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. Fees amounting to $65,364 were paid or payable to the Distributor by the National Bond Portfolio under this Plan for the period from July 1 to August 31, 2000. Fees amounting to $5,617 payable to the Distributor by the Money Market Portfolio under this Plan for the period from July 1 to August 31, 2000, were voluntarily waived by the Distributor.

Certain officers and directors of the Adviser and the Distributor are also officers and a Director of the Fund.

At August 31, 2000, the Adviser and/or affiliated companies owned 278,405 shares of the National Bond Portfolio common shares, representing 1.79% of the outstanding shares and 1,013 shares of the Money Market Portfolio representing
 .01% of the outstanding shares. In addition, certain officers and directors of the Fund owned 100,506 shares of the National Bond Portfolio, representing .65% of the outstanding shares and 7,725 shares of the Money Market Portfolio, representing .06% of the outstanding shares.


--------------------------------------------------------------------------------
18

                                            The Value Line Tax Exempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                 For the Six                        National Bond Portfolio(3)
                                                 Months Ended                   Years Ended on Last Day of February,
                                                August 31, 2000 ------------------------------------------------------------------
                                                 (unaudited)      2000           1999           1998          1997           1996
                                                  --------      --------       --------       --------      --------      --------
Net asset value, beginning of period ...........  $   9.79      $  10.80       $  11.04       $  10.78      $  10.82      $  10.40
                                                  --------------------------------------------------------------------------------

  Income (loss) from investment operations:
    Net investment income.......................       .25           .49            .52            .54           .55           .55
    Net gains or losses on securities
      (both realized and unrealized)............       .41          (.95)           .03            .36          (.04)          .42
                                                  --------------------------------------------------------------------------------
      Total from investment operations .........       .66          (.46)           .55            .90           .51           .97
                                                  --------------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income .......      (.25)         (.49)          (.52)          (.54)         (.55)         (.55)
    Distributions from capital gains ...........        --          (.06)          (.27)          (.10)           --            --
                                                  --------------------------------------------------------------------------------
      Total distributions ......................      (.25)         (.55)          (.79)          (.64)         (.55)         (.55)
                                                  --------------------------------------------------------------------------------
Net asset value, end of period .................  $  10.20      $   9.79       $  10.80       $  11.04      $  10.78      $  10.82
                                                  ================================================================================
Total return ...................................      6.82%+       (4.30)%         4.88%          8.56%         4.86%         9.55%
                                                  ================================================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands) .......  $158,637      $150,514       $182,017       $188,109      $193,641      $222,760
Ratio of expenses to average net assets.........       .76%(2)*      .64%(2)        .63%(2)        .63%(1)       .60%(1)       .62%
Ratio of net investment income
  to average net assets.........................      4.98%*        4.77%          4.71%          4.98%         5.13%         5.22%
Portfolio turnover rate ........................        33%          163%           192%           119%           73%           95%

+   Not annualized for six month period only.

*   Annualized.

(1) Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been .75%* for the six months ended August 31, 2000 and .63% for the year ended February 29, 2000.

(3) Formerly the High-Yield Portfolio.


See Notes to Financial Statements.


--------------------------------------------------------------------------------

The Value Line Tax Exempt Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                For the Six                             Money Market Portfolio
                                               Months Ended                      Years Ended on Last Day of February,
                                              August 31, 2000     -----------------------------------------------------------------
                                                (unaudited)         2000           1999           1998          1997          1996
                                                  -------         -------        -------        -------       -------       -------
Net asset value, beginning of period ..........   $  1.00         $  1.00        $  1.00        $  1.00       $  1.00       $  1.00
                                                  ---------------------------------------------------------------------------------

  Income from investment operations:
    Net investment income......................       .01             .02            .02            .03           .03           .03
                                                  ---------------------------------------------------------------------------------

  Less distributions:
    Dividends from net investment income ......      (.01)           (.02)          (.02)          (.03)         (.03)         (.03)
                                                  ---------------------------------------------------------------------------------
Net asset value, end of period ................   $  1.00         $  1.00        $  1.00        $  1.00       $  1.00       $  1.00
                                                  =================================================================================
Total return ..................................      1.43%+          2.38%          2.39%          2.65%         2.56%         2.92%
                                                  =================================================================================

Ratios/Supplemental Data:
Net assets, end of period (in thousands) ......   $13,336         $13,456        $15,256        $16,758       $19,668       $21,777
Ratio of expenses to average net assets........      1.32%(2)(3)*    1.15%(2)       1.18%(2)       1.03%(1)      1.00%(1)      1.01%
Ratio of net investment income
  to average net assets........................      2.82%(3)        2.33%          2.38%          2.63%         2.54%         2.89%

+   Not annualized for six month period only.

*   Annualized.

(1) Before offset of custody credits.

(2) Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would have been 1.30% for the six months ended August 31, 2000 and 1.14% for the year ended February 29, 2000.

(3) Net of waived service and distribution plan fee. Had the expense been paid by the Money Market Portfolio for the six months ended August 31, 2000, the ratio of expense to average net assets would have been 1.40%* and the ratio of net investment income to average daily net assets would have been 2.74%*.


See Notes to Financial Statements.


--------------------------------------------------------------------------------
20

================================================================================

INVESTMENT ADVISER        Value Line, Inc.
                          220 East 42nd Street
                          New York, NY 10017-5891

DISTRIBUTOR               Value Line Securities, Inc.
                          220 East 42nd Street
                          New York, NY 10017-5891

CUSTODIAN BANK            State Street Bank and Trust Co.
                          225 Franklin Street
                          Boston, MA 02110

SHAREHOLDER               State Street Bank and Trust Co.
SERVICING AGENT           c/o NFDS
                          P.O. Box 219729
                          Kansas City, MO 64121-9729

INDEPENDENT               PricewaterhouseCoopers LLP
ACCOUNTANTS               1177 Avenue of the Americas
                          New York, NY 10036

LEGAL COUNSEL             Peter D. Lowenstein, Esq.
                          Two Sound View Drive, Suite 100
                          Greenwich, CT 06830

DIRECTORS                 Jean Bernhard Buttner
                          John W. Chandler
                          Frances T. Newton
                          Francis C. Oakley
                          David H. Porter
                          Paul Craig Roberts
                          Marion N. Ruth
                          Nancy-Beth Sheerr

OFFICERS                  Jean Bernhard Buttner
                          Chairman and President
                          Bruce H. Alston
                          Vice President
                          Charles Heebner
                          Vice President
                          David T. Henigson
                          Vice President,
                          Secretary/Treasurer
                          Joseph Van Dyke
                          Assistant Secretary/Treasurer
                          Stephen La Rosa
                          Assistant Secretary/Treasurer

An investment in The Value Line Tax Exempt Fund, Inc. Money Market Portfolio is not guaranteed or insured by the U.S. Government, and there is no assurance that this portfolio will maintain its $1.00 per share net asset value.

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express opinion thereon.

This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

                                                                         #514733